Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of deferred taxes
	Property and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands

Balance as of January 1, 2021	(10)	(783)	-	(793)
Changes during the year:
Initial recognition due to business combination	-	(825)	-	(825)
Taxes on income	10	541	422	973
Balance as of December 31, 2021	-	(1,067)	422	(645)

Balance as of January 1, 2020	(33)	(1,007)	-	(1,040)
Changes during the year:
Taxes on income	23	224	-	247
Balance as of December 31, 2020	(10)	(783)	-	(793)

Balance as of January 1, 2019	-	-	-	-
Initial recognition due to business combination	(46)	(1,129)	149	(1,026)
Changes during the year:
Taxes on income	13	122	(149)	(14)
Balance as of December 31, 2019	(33)	(1,007)	-	(1,040)

Schedule of reconciliation of theoretical tax expense
	Year ended December 31
	2021		2020		2019
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	23	14,070	23	8,091	23	12,975
Theoretical taxes on income		(3,236)		(1,861)		(2,984)
Increase in taxes resulting from permanent differences - non-deductible expenses		311		86		1,039
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized		1,980		1,529		1,968
Taxes on income		(945)		(246)		23